17. Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SuppliersLineItems [Line Items]
Current portion	R$ 4,323,374	R$ 3,986,557
Local Currency [Member]
SuppliersLineItems [Line Items]
Current portion	4,158,599	3,868,603
Local Currency [Member] | Suppliers of materials and services [Member]
SuppliersLineItems [Line Items]
Current portion	4,027,092	3,649,543
Local Currency [Member] | Interconnection [Member]
SuppliersLineItems [Line Items]
Current portion	98,060	155,114
Local Currency [Member] | Roaming [Member]
SuppliersLineItems [Line Items]
Current portion	162	1,051
Local Currency [Member] | Co-billing [Member]
SuppliersLineItems [Line Items]
Current portion	33,285	62,895
Foreign Currency [Member]
SuppliersLineItems [Line Items]
Current portion	164,775	117,954
Foreign Currency [Member] | Suppliers of materials and services [Member]
SuppliersLineItems [Line Items]
Current portion	137,397	80,869
Foreign Currency [Member] | Roaming [Member]
SuppliersLineItems [Line Items]
Current portion	R$ 27,378	R$ 37,085